Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (31,523)	$ (57,591)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization expense	12,171	20,041
Share-based compensation expenses	60	3,121
Impairment of inventory	1,772	362
Bad debt expense	(8)
Government grants	(280)	(281)
Gain on disposal of property, plant and equipment	(1,271)	(21)
Loss on equity investment	64	318
Interest expenses	8,417	7,491
Changes in operating assets and liabilities:
Inventory	(3,706)	246
Amounts due from related party	5,313	4,429
Other assets	492	(1,247)
Accrued post-employment and termination benefits	(3,967)	(3,207)
Other liabilities	(14)	(8,733)
Net cash used in operating activities	(16,261)	(27,050)
Cash flows from investing activities:
Purchase of fixed assets	(1,061)	(4,885)
Issuance of promissory notes		(1,180)
Purchase of intangible assets		2,060
Net cash used in investing activities	(1,061)	(4,005)
Cash flows from financing activities:
Proceeds from short-term borrowings	3,027	920
Proceeds from short-term borrowings-related parties	1,238	2,892
Proceeds from exercise of warrants		1,100
Repayments of short-term borrowings		(2,329)
Repayments of short-term borrowings-related parties	(1,101)	(2,126)
Cash acquired in the reverse recapitalization		4,490
Payments for reverse recapitalization and ordinary shares issuance costs		(962)
Net cash provided by financing activities	3,164	3,985
Net change in cash, cash equivalents, and restricted cash	(14,158)	(27,070)
Effects of currency translation on cash, cash equivalents, and restricted cash	3,506	(1,168)
Cash, cash equivalents, and restricted cash, beginning of period	12,109	50,023
Cash, cash equivalents, and restricted cash, end of period	1,457	21,785
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest		236
Non-cash investing and financing activities:
Unpaid deferred offering costs related to reverse recapitalization		511
Deferred offering costs settled with ordinary shares		1,000
Deferred offering costs reclassified to additional paid-in capital		4,500
Repurchase of treasury stock		500
Nonrelated Party [Member]
Changes in operating assets and liabilities:
Accounts and notes receivable	1,000	220
Other current assets	(3,069)	6,247
Accounts and notes payable	6,089	(10,355)
Accruals and other current liabilities	(12,839)	5,928
Contract liabilities	114	2,720
Related Party [Member]
Changes in operating assets and liabilities:
Accounts and notes receivable	(35)	(2,010)
Other current assets	1,124	(890)
Accounts and notes payable	(1,338)	(2,355)
Accruals and other current liabilities	6,296	6,114
Contract liabilities	$ (1,123)	$ 2,403